COMMITMENT AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum payments under operating leases

Future minimum payments under non-cancelable operating leases consist of the following as of December 31, 2016:

	RMB	US$
2017	77,931	11,224
2018	72,722	10,474
2019	62,948	9,066
2020	47,782	6,882
2021 and thereafter	—	—

	261,383	37,646